                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-76407



                        DAVIS VARIABLE ACCOUNT FUND, INC.
                      CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Davis Variable Account Fund, Inc. ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated:  April 17, 2003

Davis Variable Account Fund, Inc.


By: /s/ Thomas D. Tays
-------------------------
Thomas D. Tays, Secretary